UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23772

Bluerock High Income Institutional Credit Fund

(Exact name of registrant as specified in charter)

919 Third Avenue, 40th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

1-844-819-8287

(Registrant’s telephone number, including area code)

Jason Emala, Esq.

Bluerock Credit Fund Advisor, LLC

919 Third Avenue, 40th Floor

New York, NY 10022

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended September 30, 2024, originally filed with the Securities and Exchange Commission on December 9, 2024 (Accession Number 0001398344-24-023035) (the “Original Filing”), to amend Item 19(b) to correct the name of the Company, which was incorrectly referenced in one instance.

Items 1 through 18, and Items 19(a)(1), 19(a)(2), 19(a)(4), and 19(a)(5) are incorporated by reference from the Original Filing.

Item 19. Exhibits.

(a)(3)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Ex99.Cert.

(b)	The certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.